Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		January 31, 2021

Industry	Issue	Shares	Value
	COMMON STOCKS (92.8%)
	BANKS (3.6%)
	Citizens Financial Group, Inc.	9,200	$335,248
	Regions Financial Corporation	20,990	357,040
			692,288

	CAPITAL GOODS (10.0%)
	Carlisle Companies Incorporated	1,320	191,307
	Cummins Inc.	1,040	243,797
	Huntington Ingalls Industries, Inc.	875	137,664
	The Middleby Corporation *	1,300	176,436
	Otis Worldwide Corp.	2,170	140,290
	Parker-Hannifin Corporation	990	261,964
	Snap-on Incorporated	1,680	302,383
	Trane Technologies PLC ^	1,900	272,365
	W.W. Grainger, Inc.	520	189,483
			1,915,689

	COMMERCIAL & PROFESSIONAL SERVICES (3.3%)
	IHS Markit Ltd. ^	2,480	215,958
	Republic Services, Inc.	2,290	207,291
	TransUnion	2,290	199,322
			622,571

	CONSUMER DURABLES & APPAREL (2.7%)
	Brunswick Corporation	2,985	258,083
	Lennar Corporation - Class A	3,150	261,923
			520,006

	CONSUMER SERVICES (4.8%)
	Aramark	4,567	156,603
	Darden Restaurants, Inc.	1,300	151,957
	Domino's Pizza, Inc.	270	100,105
	Marriott International Inc. - Class A	1,210	140,735
	Service Corporation International	3,440	173,479
	Vail Resorts, Inc.	740	196,810
			919,689

	DIVERSIFIED FINANCIALS (3.5%)
	Ameriprise Financial, Inc.	1,380	273,060
	State Street Corp.	2,350	164,500
	Voya Financial, Inc.	4,110	227,941
			665,501

	ENERGY (3.0%)
	Cabot Oil & Gas Corp.	7,600	139,308
	Diamondback Energy Inc.	4,460	252,837
	Pioneer Natural Resources Co.	1,570	189,813
			581,958

	FOOD, BEVERAGE & TOBACCO (1.4%)
	The Hershey Company	1,900	276,336

HEALTH CARE EQUIPMENT & SERVICES (8.5%)
Boston Scientific Corporation *	5,180	183,579
Centene Corporation *	3,899	235,110
The Cooper Companies, Inc.	440	160,177
Hill-Rom Holdings, Inc.	1,980	190,159
Laboratory Corporation of America Holdings *	1,205	275,836
STERIS PLC ^	835	156,237
Teleflex, Inc.	390	147,276
Zimmer Biomet Holdings, Inc.	1,810	278,143
		1,626,517

HOUSEHOLD & PERSONAL PRODUCTS (1.4%)
Church & Dwight Co, Inc.	3,200	270,176

INSURANCE (3.7%)
Arch Capital Group Ltd. * ^	4,500	141,345
Assurant, Inc.	1,810	245,201
Everest Re Group, Ltd. ^	690	145,645
The Hartford Financial Services Group, Inc.	3,540	169,991
		702,182

MATERIALS (6.6%)
AptarGroup, Inc.	1,640	218,071
Ball Corporation	2,940	258,779
Martin Marietta Materials, Inc.	1,130	324,773
PPG Industries, Inc.	1,710	230,354
Steel Dynamics, Inc.	6,880	235,778
		1,267,755

MEDIA & ENTERTAINMENT (3.1%)
Altice USA, Inc. - Class A *	4,500	160,065
Match Group, Inc. *	1,810	253,147
Twitter, Inc. *	3,410	172,307
		585,519

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.5%)
Agilent Technologies, Inc.	3,960	475,873
Alexion Pharmaceuticals, Inc. *	850	130,331
Charles River Laboratories International, Inc. *	965	249,983
		856,187

RETAILING (3.5%)
AutoZone, Inc. *	254	284,066
Ross Stores, Inc.	3,540	393,967
		678,033

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Analog Devices, Inc.	1,590	234,255
KLA Corporation	1,210	338,885
Lam Research Corporation	790	382,320
Qorvo, Inc. *	950	162,336
		1,117,796

SOFTWARE & SERVICES (11.3%)
		Akamai Technologies, Inc. *	1,320	146,560
		ANSYS, Inc. *	450	159,466
		Booz Allen Hamilton Holding Corp.	1,275	108,592
		Cadence Design Systems, Inc. *	2,985	389,214
		EPAM Systems, Inc. *	350	120,550
		FleetCor Technologies Inc. *	830	201,482
		Fortinet, Inc. *	2,030	293,843
		Global Payments Inc.	2,005	353,923
		Synopsys, Inc. *	1,520	388,284
				2,161,914

TECHNOLOGY HARDWARE & EQUIPMENT (3.5%)
		Arista Networks Inc. *	1,080	332,165
		Keysight Technologies, Inc. *	1,250	176,987
		Motorola Solutions, Inc.	940	157,497
				666,649

TRANSPORTATION (3.6%)
		Kansas City Southern	1,040	210,777
		Old Dominion Freight Line, Inc.	1,195	231,830
		XPO Logistics, Inc. *	2,210	244,006
				686,613

UTILITIES (5.0%)
		Alliant Energy Corporation	3,770	183,411
		Ameren Corporation	3,220	234,158
		CMS Energy Corporation	3,590	204,199
		DTE Energy Company	950	112,784
		Xcel Energy, Inc.	3,420	218,846
				953,398

Total Common Stocks			(Cost $11,888,891)	17,766,777

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.3%)
REAL ESTATE (6.3%)
		AvalonBay Communities, Inc.	1,105	180,855
		Boston Properties, Inc.	1,585	144,663
		Digital Realty Trust, Inc.	1,330	191,454
		Duke Realty Corp.	6,000	237,360
		EastGroup Properties, Inc.	675	91,219
		Medical Properties Trust Inc.	10,500	221,655
		SBA Communications Corp.	525	141,052
				1,208,258

Total REITs			(Cost $1,253,256)	1,208,258

Total Investments	99.1%		(Cost $13,142,147)	$18,975,035
Other Assets, Less Liabilities	0.9%			179,137
Total Net Assets:	100.0%			$19,154,172

PLC	Public Limited Company
*	Non-Income Producing Securities
^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification
Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following table summarizes the inputs used, as of January 31, 2021, in valuating the American Opportunities Fund's assets:

Summary of Fair Value Exposure at January 31, 2021 (Unaudited)

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales price on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust's Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of January 31, 2021, all securities within the Fund's portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the inputs used, as of January 31, 2021, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total

Common Stocks
Banks	$692,288	$–	$–	$692,288
Capital Goods	1,915,689	–	–	1,915,689
Commercial & Professional Services	622,571	–	–	622,571
Consumer Durables & Apparel	520,006	–	–	520,006
Consumer Services	919,689	–	–	919,689
Diversified Financials	665,501	–	–	665,501
Energy	581,958	–	–	581,958
Food, Beverage & Tobacco	276,336	–	–	276,336
Health Care Equipment & Services	1,626,517	–	–	1,626,517
Household & Personal Products	270,176	–	–	270,176
Insurance	702,182	–	–	702,182
Materials	1,267,755	–	–	1,267,755
Media & Entertainment	585,519	–	–	585,519
Pharmaceuticals, Biotechnology & Life Sciences	856,187	–	–	856,187
Retailing	678,033	–	–	678,033
Semiconductors & Semiconductor Equipment	1,117,796	–	–	1,117,796
Software & Services	2,161,914	–	–	2,161,914
Technology Hardware & Equipment	666,649	–	–	666,649
Transportation	686,613	–	–	686,613
Utilities	953,398	–	–	953,398
Total Common Stocks	$17,766,777	$–	$–	$17,766,777

REITs
Real Estate	$1,208,258	$–	$–	$1,208,258
Total REITs	$1,208,258	$–	$–	$1,208,258

Total Investments	$18,975,035	$–	$–	$18,975,035

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  In addition, no transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Portfolio Industry Allocation and Market Capitalization as of January 31, 2021 (Unaudited)

Industry Allocation	% of TNA	Portfolio Market Cap Mix	% of TNA
Banks	3.6%	Large Cap (over $34.7 billion)	21.6%
Capital Goods	10.0%	Mid Cap ($2.5 - $34.7 billion)	77.5%
Commercial & Professional Services	3.3%	Cash & Other	0.9%
Consumer Durables & Apparel	2.7%
Consumer Services	4.8%	Total	100.0%
Diversified Financials	3.5%
Energy	3.0%
Food, Beverage & Tobacco	1.4%
Health Care Equipment & Services	8.5%
Household & Personal Products	1.4%
Insurance	3.7%
Materials	6.6%
Media & Entertainment	3.1%
Pharmaceuticals, Biotechnology & Life Sciences	4.5%
Retailing	3.5%
Semiconductors & Semiconductor Equipment	5.8%
Software & Services	11.3%
Technology Hardware & Equipment	3.5%
Transportation	3.6%
Utilities	5.0%
REITs	6.3%
Cash & Other	0.9%

Total	100.0%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities.  For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.